Tax Financing Program - Additional Information (Detail) BRL in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2014 BRL	Dec. 31, 2015 BRL Installment
Investments, Owned, Federal Income Tax Note [Line Items]
Number of installments under refinancing plans | Installment		180
Tax refinancing programs requirements		Companies are required to ensure the timely payment of all the installments and will be excluded from the program if they have three installments outstanding, whether consecutive or otherwise, or fail to pay one installment, if all the others have been paid.
Reduction in tax liabilities, reversal		BRL 168,541
Percentage of tax debts that can be offset against own tax carry forwards	70.00%
Tax debts offset by loss carry forwards	BRL 302,014
Percentage of tax debts settled in cash	30.00%
Tax debts settled in cash	BRL 109,765
Consolidated Basis
Investments, Owned, Federal Income Tax Note [Line Items]
Tax debts offset by loss carry forwards	256,118
Tax debts settled in cash	BRL 129,435